Leases - Lease Expenses (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Operating Lease, Expense	$ 1,851	$ 1,298	$ 3,341	$ 2,521
Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Expense	1,553	1,013	2,815	2,021
Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Expense	180	165	293	309
Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Expense	$ 118	$ 120	$ 233	$ 191